Organization and Principal Activities (Details) - Schedule of company's major subsidiaries and VIEs	6 Months Ended
Jun. 30, 2022
Meten International Education Group [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 10, 2018
Entity Incorporation, Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Education Investment Limited (“Meten BVI”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 18, 2018
Entity Incorporation, Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 18, 2018
Entity Incorporation, Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Aug. 22, 2018
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Aug. 22, 2018
Entity Incorporation, Place of incorporation	Hong Kong
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd.(“Zhuhai Meizhilian”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Sep. 20, 2018
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Sep. 20, 2018
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Technology development and education consulting service
Meta Path investing holding company [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Dec. 03, 2021
Entity Incorporation, Place of incorporation	Cayman Islands
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Met Chain investing holding company Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jan. 05, 2022
Entity Incorporation, Place of incorporation	British Virgin Islands (“BVI”)
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Investment holding
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Apr. 03, 2006
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (‘‘Shenzhen Likeshuo’’) [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Oct. 26, 2018
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Online English training
Shenzhen Qianhai Meten Technology Co., Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Oct. 30, 2013
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Online English training
Meten Education (Shenzhen) Co., Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Nov. 24, 2015
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Dec. 06, 2013
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Offline English training
Chengdu Meten Education Technology Co., Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Apr. 20, 2016
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Offline English training
Guangzhou Meten Education Technology Co., Ltd [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Mar. 29, 2016
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	100.00%
Principal activities	Offline English training
Beijing Jingchengying Education and Culture Development Co., Ltd. [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Sep. 16, 2002
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd. [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 15, 2005
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Beijing Fengtai District ABC Foreign Language Training School [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	May 27, 2005
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Beijing Xicheng District ABC Foreign Language Training School [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Feb. 16, 2007
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Harbin ABC Foreign Language School\ [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Feb. 28, 2000
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Harbin ABC Culture Training School [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Nov. 18, 2016
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training
Harbin Xiangfang District ABC Foreign Language School [Member]
Major subsidiaries:
Entity Incorporation, Date of incorporation	Jul. 31, 2006
Entity Incorporation, Place of incorporation	PRC
Percentage of direct or indirect economic ownership	80.00%
Principal activities	Offline English training